Vanguard Russell 1000 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (9.9%)
	Comcast Corp. Class A	1,188,582	48,732
	Walmart Inc.	371,270	37,662
	McDonald's Corp.	165,554	32,824
	Walt Disney Co.	179,587	23,713
	General Motors Co.	346,117	11,540
	Target Corp.	139,297	11,206
	Ford Motor Co.	1,031,464	9,820
	eBay Inc.	178,337	6,408
	Yum! Brands Inc.	57,378	5,873
	Carnival Corp.	105,754	5,414
	Royal Caribbean Cruises Ltd.	44,043	5,363
*	Dollar Tree Inc.	51,496	5,231
*	Charter Communications Inc. Class A	13,200	4,974
	Genuine Parts Co.	37,651	3,724
	Yum China Holdings Inc.	87,816	3,514
	Fox Corp. Class A	91,568	3,226
*	Norwegian Cruise Line Holdings Ltd.	58,143	3,181
	MGM Resorts International	121,259	3,010
	Best Buy Co. Inc.	45,646	2,861
	Viacom Inc. Class B	92,807	2,694
*	Liberty Broadband Corp.	27,268	2,676
	Tiffany & Co.	26,666	2,376
	Garmin Ltd.	29,942	2,290
	Aramark	64,476	2,243
*	Mohawk Industries Inc.	16,394	2,222
*	Discovery Communications Inc.	86,557	2,219
*	Henry Schein Inc.	34,119	2,199
	Kohl's Corp.	43,574	2,149
	Nielsen Holdings plc	93,622	2,128
*	DISH Network Corp. Class A	58,467	2,111
	Las Vegas Sands Corp.	36,609	2,013
	Advance Auto Parts Inc.	12,869	1,995
	BorgWarner Inc.	54,913	1,948
	Interpublic Group of Cos. Inc.	90,797	1,927
	Whirlpool Corp.	16,665	1,914
*	Liberty Media Corp-Liberty Formula One	50,801	1,896
	Darden Restaurants Inc.	16,292	1,895
*	LKQ Corp.	69,443	1,781
	Lear Corp.	14,886	1,772
	Tapestry Inc.	60,901	1,739
	PVH Corp.	20,054	1,708
	Lennar Corp. Class A	33,899	1,683
	Macy's Inc.	80,634	1,659
*	Liberty Media Corp-Liberty SiriusXM Class C	44,629	1,613
	VF Corp.	19,480	1,595
	DR Horton Inc.	36,944	1,580
*	GCI Liberty Inc. Class A	26,717	1,552
	Omnicom Group Inc.	19,939	1,542
	Newell Brands Inc.	114,829	1,541

	Fox Corp. Class B	43,641	1,515
	Ralph Lauren Corp. Class A	13,740	1,444
	Harley-Davidson Inc.	43,045	1,408
	PulteGroup Inc.	45,001	1,395
*	CarMax Inc.	17,782	1,392
*	Qurate Retail Group Inc. QVC Group Class A	109,286	1,369
*	Caesars Entertainment Corp.	148,968	1,309
*	Madison Square Garden Co. Class A	4,374	1,294
	Leggett & Platt Inc.	34,565	1,227
*	Discovery Communications Inc. Class A	44,703	1,219
	H&R Block Inc.	45,153	1,185
	News Corp. Class A	103,152	1,175
	Foot Locker Inc.	29,476	1,160
	L Brands Inc.	48,691	1,094
	Tribune Media Co. Class A	23,263	1,077
	Cinemark Holdings Inc.	28,337	1,077
	Service Corp. International	24,471	1,074
	Fortune Brands Home & Security Inc.	21,759	1,046
	Gap Inc.	54,263	1,014
	Coty Inc. Class A	81,894	1,011
^	Williams-Sonoma Inc.	16,511	966
*	AutoZone Inc.	832	855
	Brunswick Corp.	20,479	849
	Goodyear Tire & Rubber Co.	62,495	838
*	Liberty Media Corp-Liberty SiriusXM Class A	21,703	782
	Hyatt Hotels Corp. Class A	10,391	751
	Graham Holdings Co. Class B	1,094	744
*,^ Mattel Inc.		72,457	714
	AMERCO	1,867	687
*	Liberty Broadband Corp. Class A	6,990	682
	Columbia Sportswear Co.	7,199	675
	Dick's Sporting Goods Inc.	18,761	647
	Hasbro Inc.	6,512	620
	Toll Brothers Inc.	17,570	611
	Aptiv plc	9,011	577
*	Capri Holdings Ltd.	17,172	558
*	AutoNation Inc.	14,126	558
*	Skechers U.S.A. Inc. Class A	17,989	502
	John Wiley & Sons Inc. Class A	11,784	492
	Gentex Corp.	22,559	482
	Adient plc	25,406	438
	Penske Automotive Group Inc.	9,153	391
	News Corp. Class B	31,086	362
	Lions Gate Entertainment Corp. Class B	24,826	342
	Extended Stay America Inc.	19,675	337
*	Bright Horizons Family Solutions Inc.	2,341	321
	International Game Technology plc	24,065	313
*	Liberty Media Corp-Liberty Formula One Class A	7,754	282
*	Under Armour Inc. Class C	13,907	281
*	Under Armour Inc. Class A	10,490	239
*	Michaels Cos. Inc.	20,818	190
	Lions Gate Entertainment Corp. Class A	11,582	171
	KAR Auction Services Inc.	2,513	141
*	Visteon Corp.	2,928	130
	Thor Industries Inc.	2,491	129
	Viacom Inc. Class A	3,611	124
	Lennar Corp. Class B	2,812	111

* Garrett Motion Inc.	6,665	102
* Kontoor Brands Inc.	2,784	82
		329,497
Consumer Staples (7.2%)
Procter & Gamble Co.	658,910	67,808
Philip Morris International Inc.	410,894	31,692
Mondelez International Inc. Class A	377,328	19,187
CVS Health Corp.	314,037	16,446
Colgate-Palmolive Co.	183,503	12,775
Coca-Cola Co.	226,706	11,138
Walgreens Boots Alliance Inc.	214,250	10,571
General Mills Inc.	148,822	7,358
Tyson Foods Inc. Class A	76,937	5,839
Archer-Daniels-Midland Co.	147,561	5,655
PepsiCo Inc.	42,416	5,429
McCormick & Co. Inc.	30,642	4,781
Kroger Co.	209,266	4,773
Kraft Heinz Co.	159,541	4,411
JM Smucker Co.	29,134	3,541
Conagra Brands Inc.	127,688	3,418
Hormel Foods Corp.	72,060	2,846
Molson Coors Brewing Co. Class B	46,098	2,534
Lamb Weston Holdings Inc.	38,424	2,277
Bunge Ltd.	37,123	1,941
* US Foods Holding Corp.	53,564	1,851
Kellogg Co.	32,735	1,721
Kimberly-Clark Corp.	11,702	1,497
Ingredion Inc.	17,394	1,325
Casey's General Stores Inc.	9,728	1,256
Flowers Foods Inc.	48,085	1,076
* Herbalife Nutrition Ltd.	23,556	984
* Post Holdings Inc.	7,137	750
* TreeHouse Foods Inc.	14,208	741
Church & Dwight Co. Inc.	9,751	726
Clorox Co.	4,454	663
Campbell Soup Co.	14,770	536
* Hain Celestial Group Inc.	24,445	498
Nu Skin Enterprises Inc. Class A	10,152	474
Hershey Co.	3,324	439
* Pilgrim's Pride Corp.	14,019	358
Spectrum Brands Holdings Inc.	5,669	299
Seaboard Corp.	71	291
Energizer Holdings Inc.	7,101	291
		240,196
Energy (8.9%)
Exxon Mobil Corp.	1,120,939	79,329
Chevron Corp.	504,003	57,381
ConocoPhillips	301,529	17,778
Schlumberger Ltd.	366,874	12,727
EOG Resources Inc.	135,758	11,116
Kinder Morgan Inc.	515,363	10,281
Occidental Petroleum Corp.	200,040	9,956
Phillips 66	108,906	8,800
Williams Cos. Inc.	315,538	8,324
Marathon Petroleum Corp.	177,368	8,157
Valero Energy Corp.	112,119	7,893

	Anadarko Petroleum Corp.	88,264	6,211
	Concho Resources Inc.	44,827	4,394
	ONEOK Inc.	63,234	4,023
	Hess Corp.	68,878	3,848
	Diamondback Energy Inc.	34,621	3,395
	Devon Energy Corp.	123,650	3,111
	Baker Hughes a GE Co. Class A	135,477	2,901
	Marathon Oil Corp.	219,301	2,884
	Pioneer Natural Resources Co.	20,169	2,863
	Noble Energy Inc.	127,188	2,722
	Apache Corp.	94,977	2,476
	Targa Resources Corp.	59,264	2,279
	National Oilwell Varco Inc.	101,430	2,115
	HollyFrontier Corp.	42,053	1,597
	Helmerich & Payne Inc.	27,743	1,357
	Cimarex Energy Co.	23,276	1,331
*	First Solar Inc.	21,755	1,263
	EQT Corp.	66,707	1,221
*	Cheniere Energy Inc.	18,587	1,174
*	WPX Energy Inc.	104,625	1,126
	Equitrans Midstream Corp.	56,401	1,120
	Murphy Oil Corp.	42,791	1,063
	Valvoline Inc.	50,765	886
*	Transocean Ltd.	135,816	842
	PBF Energy Inc. Class A	31,188	823
	Cabot Oil & Gas Corp.	29,669	742
*	Apergy Corp.	20,488	635
	Patterson-UTI Energy Inc.	57,050	606
*,^ Chesapeake Energy Corp.		237,947	457
*	Whiting Petroleum Corp.	23,553	433
	Range Resources Corp.	55,358	433
	Arcosa Inc.	12,742	432
*	Continental Resources Inc.	12,114	424
*	QEP Resources Inc.	60,664	419
*	CNX Resources Corp.	51,543	398
*	Centennial Resource Development Inc. Class A	46,614	368
*	Parsley Energy Inc. Class A	20,514	366
	SM Energy Co.	29,754	346
	Kosmos Energy Ltd.	51,718	319
	Nabors Industries Ltd.	91,580	216
*	Antero Resources Corp.	29,427	193
*	Extraction Oil & Gas Inc.	31,334	106
	RPC Inc.	10,417	78
			295,738
Financial Services (28.6%)
	JPMorgan Chase & Co.	875,466	92,764
*	Berkshire Hathaway Inc. Class B	447,880	88,420
	Bank of America Corp.	2,384,568	63,430
	Wells Fargo & Co.	1,092,403	48,470
	Citigroup Inc.	627,039	38,970
	US Bancorp	400,106	20,085
	Chubb Ltd.	121,189	17,702
	Goldman Sachs Group Inc.	92,203	16,826
	CME Group Inc.	82,570	15,863
	PNC Financial Services Group Inc.	120,831	15,377
	BlackRock Inc.	32,073	13,328
	Morgan Stanley	320,782	13,053

Prologis Inc.	165,732	12,209
American International Group Inc.	201,394	10,285
Aflac Inc.	197,358	10,124
Prudential Financial Inc.	109,212	10,089
Bank of New York Mellon Corp.	234,908	10,028
MetLife Inc.	215,321	9,950
Capital One Financial Corp.	113,914	9,782
BB&T Corp.	203,766	9,526
Fidelity National Information Services Inc.	78,945	9,497
* Worldpay Inc. Class A	72,116	8,772
Allstate Corp.	87,581	8,365
Travelers Cos. Inc.	56,319	8,198
Welltower Inc.	98,548	8,004
AvalonBay Communities Inc.	36,594	7,429
Equity Residential	95,075	7,280
SunTrust Banks Inc.	118,779	7,128
Marsh & McLennan Cos. Inc.	71,633	6,848
American Express Co.	58,809	6,746
Digital Realty Trust Inc.	54,240	6,385
Ventas Inc.	94,254	6,061
Willis Towers Watson plc	34,216	6,005
Intercontinental Exchange Inc.	71,762	5,900
M&T Bank Corp.	36,587	5,839
Realty Income Corp.	78,319	5,489
Fifth Third Bancorp	202,775	5,374
Boston Properties Inc.	40,971	5,360
State Street Corp.	92,798	5,127
Essex Property Trust Inc.	17,421	5,082
Hartford Financial Services Group Inc.	94,813	4,993
Weyerhaeuser Co.	198,467	4,525
KeyCorp	268,891	4,294
Synchrony Financial	124,488	4,187
Ameriprise Financial Inc.	30,249	4,181
First Republic Bank	43,067	4,178
HCP Inc.	126,796	4,021
Citizens Financial Group Inc.	123,308	4,017
Arthur J Gallagher & Co.	47,610	4,009
Alexandria Real Estate Equities Inc.	27,307	3,998
Cincinnati Financial Corp.	40,552	3,984
Loews Corp.	73,595	3,780
Principal Financial Group Inc.	73,136	3,772
Regions Financial Corp.	272,180	3,764
Discover Financial Services	47,182	3,517
Crown Castle International Corp.	27,052	3,517
Host Hotels & Resorts Inc.	193,914	3,512
Huntington Bancshares Inc.	276,291	3,495
WP Carey Inc.	42,013	3,488
* Markel Corp.	3,274	3,467
Mid-America Apartment Communities Inc.	29,858	3,409
Lincoln National Corp.	56,488	3,358
Northern Trust Corp.	38,409	3,285
UDR Inc.	72,689	3,255
Annaly Capital Management Inc.	366,797	3,232
Ally Financial Inc.	106,734	3,081
Vornado Realty Trust	45,840	3,036
* Arch Capital Group Ltd.	86,623	2,982
Duke Realty Corp.	94,900	2,856

Sun Communities Inc.	22,395	2,828
Nasdaq Inc.	30,698	2,782
Comerica Inc.	40,326	2,775
Equifax Inc.	22,894	2,768
Fidelity National Financial Inc.	70,235	2,708
Regency Centers Corp.	40,024	2,640
Invitation Homes Inc.	100,880	2,586
Franklin Resources Inc.	79,896	2,542
Federal Realty Investment Trust	19,158	2,505
Reinsurance Group of America Inc. Class A	16,524	2,447
Camden Property Trust	23,379	2,416
Torchmark Corp.	27,513	2,353
WR Berkley Corp.	37,479	2,331
Iron Mountain Inc.	75,607	2,317
AGNC Investment Corp.	140,846	2,310
VEREIT Inc.	255,243	2,267
E*TRADE Financial Corp.	50,267	2,252
National Retail Properties Inc.	41,739	2,234
* Alleghany Corp.	3,341	2,216
Zions Bancorp NA	48,689	2,097
Invesco Ltd.	106,768	2,086
Apartment Investment & Management Co.	40,486	2,022
VICI Properties Inc.	90,222	2,001
* CBRE Group Inc. Class A	43,295	1,979
Raymond James Financial Inc.	23,534	1,943
Kilroy Realty Corp.	26,037	1,919
Voya Financial Inc.	36,826	1,876
Kimco Realty Corp.	107,314	1,867
American Financial Group Inc.	18,934	1,859
Liberty Property Trust	38,944	1,849
SL Green Realty Corp.	21,427	1,843
Brown & Brown Inc.	57,752	1,823
Omega Healthcare Investors Inc.	49,709	1,771
STORE Capital Corp.	50,819	1,739
Medical Properties Trust Inc.	97,563	1,735
* Athene Holding Ltd. Class A	41,943	1,705
Douglas Emmett Inc.	42,226	1,701
Unum Group	53,648	1,689
American Homes 4 Rent Class A	68,563	1,674
RenaissanceRe Holdings Ltd.	9,588	1,673
American Campus Communities Inc.	35,988	1,667
Western Union Co.	85,225	1,653
CubeSmart	48,972	1,651
Old Republic International Corp.	74,708	1,647
CyrusOne Inc.	27,759	1,639
New Residential Investment Corp.	106,055	1,617
Everest Re Group Ltd.	6,417	1,589
Healthcare Trust of America Inc. Class A	54,348	1,565
People's United Financial Inc.	101,622	1,562
Starwood Property Trust Inc.	70,482	1,554
Assurant Inc.	15,545	1,554
EPR Properties	19,536	1,526
Commerce Bancshares Inc.	26,562	1,523
East West Bancorp Inc.	35,225	1,505
Jones Lang LaSalle Inc.	11,997	1,493
Park Hotels & Resorts Inc.	53,697	1,483
First American Financial Corp.	28,675	1,481

Brixmor Property Group Inc.	79,976	1,372
Hanover Insurance Group Inc.	11,125	1,359
Popular Inc.	26,023	1,359
Cullen/Frost Bankers Inc.	14,757	1,347
Gaming and Leisure Properties Inc.	33,966	1,341
Macerich Co.	35,924	1,305
AXA Equitable Holdings Inc.	63,036	1,295
Jefferies Financial Group Inc.	72,933	1,289
CIT Group Inc.	26,504	1,260
New York Community Bancorp Inc.	120,835	1,200
PacWest Bancorp	32,969	1,198
JBG SMITH Properties	30,299	1,197
Hudson Pacific Properties Inc.	35,717	1,193
Highwoods Properties Inc.	27,006	1,185
Affiliated Managers Group Inc.	13,928	1,167
Prosperity Bancshares Inc.	17,642	1,143
Axis Capital Holdings Ltd.	19,116	1,139
Assured Guaranty Ltd.	27,809	1,137
First Horizon National Corp.	84,323	1,131
* Brighthouse Financial Inc.	31,422	1,115
Life Storage Inc.	11,407	1,098
SLM Corp.	114,889	1,093
Sterling Bancorp	56,201	1,085
Simon Property Group Inc.	6,673	1,082
Hospitality Properties Trust	42,954	1,068
Webster Financial Corp.	24,003	1,063
Equity Commonwealth	31,841	1,037
Wintrust Financial Corp.	14,984	1,015
* Euronet Worldwide Inc.	6,516	1,010
Rayonier Inc.	34,283	965
Spirit Realty Capital Inc.	22,233	948
FNB Corp.	85,915	945
Synovus Financial Corp.	29,527	944
Bank OZK	31,817	920
Chimera Investment Corp.	50,221	916
Umpqua Holdings Corp.	57,293	915
Outfront Media Inc.	36,976	911
Weingarten Realty Investors	32,041	904
First Citizens BancShares Inc. Class A	2,083	875
Associated Banc-Corp	44,141	874
Apple Hospitality REIT Inc.	56,311	869
First Hawaiian Inc.	34,669	863
Navient Corp.	64,147	836
BankUnited Inc.	25,515	829
Bank of Hawaii Corp.	10,881	823
MFA Financial Inc.	116,647	821
TCF Financial Corp.	41,812	797
White Mountains Insurance Group Ltd.	807	791
Legg Mason Inc.	22,149	789
Two Harbors Investment Corp.	64,321	786
Paramount Group Inc.	53,524	763
Corporate Office Properties Trust	26,856	748
Brandywine Realty Trust	45,910	694
Retail Properties of America Inc.	57,704	686
Columbia Property Trust Inc.	31,144	666
* SVB Financial Group	3,236	652
* Howard Hughes Corp.	6,257	643

	Colony Capital Inc.	122,434	635
	Brookfield Property REIT Inc. Class A	33,589	619
	Santander Consumer USA Holdings Inc.	27,470	615
	Pinnacle Financial Partners Inc.	11,408	604
	Empire State Realty Trust Inc.	38,365	589
	Signature Bank	5,117	586
	OneMain Holdings Inc.	18,980	567
	SITE Centers Corp.	41,263	527
	BOK Financial Corp.	6,758	506
	Senior Housing Properties Trust	61,000	481
	Extra Space Storage Inc.	4,152	445
	T. Rowe Price Group Inc.	4,314	436
	Uniti Group Inc.	43,124	414
*	Western Alliance Bancorp	10,053	414
	Mercury General Corp.	7,100	409
*,^ Zillow Group Inc.		8,911	383
	CNA Financial Corp.	7,443	335
	BGC Partners Inc. Class A	70,674	332
	Erie Indemnity Co. Class A	1,534	326
*	CoreLogic Inc.	7,986	313
*	Texas Capital Bancshares Inc.	4,773	274
	Cboe Global Markets Inc.	2,198	239
	Realogy Holdings Corp.	32,131	228
	American National Insurance Co.	1,974	224
	TFS Financial Corp.	12,861	221
	Lamar Advertising Co. Class A	2,234	175
*	Zillow Group Inc. Class A	3,867	164
	Retail Value Inc.	3,619	116
*	Credit Acceptance Corp.	226	103
	Lazard Ltd. Class A	3,043	95
	Interactive Brokers Group Inc.	1,548	79
			950,110
Health Care (14.5%)
	Johnson & Johnson	582,396	76,381
	Pfizer Inc.	1,516,810	62,978
	Merck & Co. Inc.	642,401	50,885
	Abbott Laboratories	452,695	34,464
	Medtronic plc	357,909	33,135
	Thermo Fisher Scientific Inc.	99,809	26,647
	Danaher Corp.	166,054	21,921
	Anthem Inc.	68,862	19,142
	Becton Dickinson and Co.	63,711	14,873
	Allergan plc	89,637	10,928
	Cigna Corp.	70,835	10,485
	Eli Lilly & Co.	89,671	10,396
	Bristol-Myers Squibb Co.	202,494	9,187
	Baxter International Inc.	117,452	8,626
*	IQVIA Holdings Inc.	45,869	6,231
	Zimmer Biomet Holdings Inc.	53,919	6,143
	Agilent Technologies Inc.	84,387	5,658
	McKesson Corp.	44,440	5,428
	Gilead Sciences Inc.	86,165	5,364
*	Laboratory Corp. of America Holdings	25,025	4,069
	Quest Diagnostics Inc.	35,938	3,447
	Cardinal Health Inc.	78,483	3,302
*	Boston Scientific Corp.	84,092	3,230
	Cooper Cos. Inc.	10,782	3,211

*	Cerner Corp.	45,047	3,152
	Dentsply Sirona Inc.	57,973	3,123
*	Hologic Inc.	69,968	3,079
	STERIS plc	22,236	2,972
	Teleflex Inc.	9,771	2,817
	Universal Health Services Inc. Class B	22,208	2,655
	PerkinElmer Inc.	29,157	2,517
	HCA Healthcare Inc.	20,578	2,489
*	Mylan NV	136,108	2,287
*	QIAGEN NV	58,255	2,218
	West Pharmaceutical Services Inc.	14,830	1,700
	Amgen Inc.	9,751	1,625
*	Bio-Rad Laboratories Inc. Class A	5,533	1,588
*	Elanco Animal Health Inc.	46,899	1,467
	Perrigo Co. plc	33,800	1,420
*	Catalent Inc.	29,093	1,324
*	Alexion Pharmaceuticals Inc.	9,556	1,086
*	United Therapeutics Corp.	11,509	966
*	Centene Corp.	12,494	722
*	Acadia Healthcare Co. Inc.	22,334	720
*	DaVita Inc.	16,444	714
	Bruker Corp.	16,095	672
*	Biogen Inc.	2,732	599
	Hill-Rom Holdings Inc.	6,101	587
*	MEDNAX Inc.	23,155	571
*	Bluebird Bio Inc.	4,531	543
	Humana Inc.	1,840	451
*	Charles River Laboratories International Inc.	3,420	429
*	Molina Healthcare Inc.	2,467	351
*	Premier Inc. Class A	9,116	335
*	WellCare Health Plans Inc.	866	239
*	Integra LifeSciences Holdings Corp.	4,333	202
*	Alnylam Pharmaceuticals Inc.	2,781	188
*	Jazz Pharmaceuticals plc	1,315	165
*	Agios Pharmaceuticals Inc.	729	34
*,^ Moderna Inc.		1,119	23
			482,161
Materials & Processing (4.2%)
	DowDuPont Inc.	600,529	18,328
	Air Products & Chemicals Inc.	57,921	11,792
	Linde plc	59,602	10,761
	Dow Inc.	200,539	9,377
	Newmont Goldcorp Corp.	216,319	7,158
	Ecolab Inc.	37,006	6,812
	PPG Industries Inc.	59,861	6,264
	Ball Corp.	88,403	5,427
	International Paper Co.	95,582	3,964
	Nucor Corp.	80,678	3,873
	Freeport-McMoRan Inc.	383,370	3,723
	Ingersoll-Rand plc	29,786	3,525
	LyondellBasell Industries NV Class A	42,293	3,140
	CF Industries Holdings Inc.	61,354	2,469
	Eastman Chemical Co.	36,991	2,401
	Westrock Co.	66,042	2,153
	Mosaic Co.	93,478	2,007
	International Flavors & Fragrances Inc.	13,931	1,887
	AptarGroup Inc.	16,387	1,856

Albemarle Corp.	27,754	1,757
Sonoco Products Co.	25,899	1,601
FMC Corp.	21,108	1,550
Reliance Steel & Aluminum Co.	18,048	1,503
RPM International Inc.	27,073	1,449
Owens Corning	28,581	1,385
Hexcel Corp.	17,929	1,305
Acuity Brands Inc.	10,494	1,298
Steel Dynamics Inc.	49,169	1,237
Ashland Global Holdings Inc.	16,231	1,215
Celanese Corp. Class A	12,277	1,165
Bemis Co. Inc.	19,243	1,123
* Alcoa Corp.	48,915	1,036
Huntsman Corp.	57,587	1,000
Royal Gold Inc.	10,001	880
Olin Corp.	44,393	871
Masco Corp.	24,699	862
Graphic Packaging Holding Co.	65,345	849
* Berry Global Group Inc.	17,367	817
Sealed Air Corp.	19,044	798
Timken Co.	18,012	793
* Axalta Coating Systems Ltd.	32,762	770
Domtar Corp.	16,493	694
Owens-Illinois Inc.	41,570	665
Valmont Industries Inc.	5,584	632
Cabot Corp.	15,593	623
* Univar Inc.	28,105	562
United States Steel Corp.	46,854	554
Scotts Miracle-Gro Co.	5,263	471
Silgan Holdings Inc.	13,241	384
WR Grace & Co.	4,364	308
Martin Marietta Materials Inc.	1,372	289
* Element Solutions Inc.	29,375	278
Vulcan Materials Co.	2,175	272
Watsco Inc.	1,622	255
Lennox International Inc.	620	164
GrafTech International Ltd.	14,339	142
Eagle Materials Inc.	1,301	112
Ardagh Group SA	4,238	61
NewMarket Corp.	126	49
Westlake Chemical Corp.	631	36
		138,732
Other (0.0%)2

* Uber Technologies Inc.	2,677	108
* Pinterest Inc. Class A	323	8
* Lyft Inc. Class A	101	6
* Zoom Video Communications Inc. Class A	52	4
		126
Producer Durables (7.5%)
United Technologies Corp.	214,355	27,073
General Electric Co.	2,280,645	21,529
Norfolk Southern Corp.	70,733	13,803
Honeywell International Inc.	72,901	11,978
^ Johnson Controls International plc	240,968	9,282
Eaton Corp. plc	115,686	8,617

CSX Corp.	109,059	8,122
Roper Technologies Inc.	21,824	7,506
Delta Air Lines Inc.	126,876	6,534
General Dynamics Corp.	36,668	5,897
PACCAR Inc.	89,496	5,891
Stanley Black & Decker Inc.	40,027	5,092
L3 Technologies Inc.	20,766	5,027
* United Continental Holdings Inc.	64,665	5,021
Republic Services Inc. Class A	53,699	4,542
Parker-Hannifin Corp.	28,058	4,274
AMETEK Inc.	48,999	4,013
3M Co.	24,447	3,905
Cummins Inc.	25,075	3,780
* Keysight Technologies Inc.	49,270	3,702
Dover Corp.	38,261	3,421
Kansas City Southern	26,729	3,028
American Airlines Group Inc.	109,397	2,979
Emerson Electric Co.	46,699	2,813
* Trimble Inc.	66,167	2,640
Union Pacific Corp.	15,391	2,567
Jacobs Engineering Group Inc.	33,329	2,509
Arconic Inc.	113,847	2,493
Textron Inc.	53,844	2,439
Snap-on Inc.	14,507	2,262
* Teledyne Technologies Inc.	9,290	2,191
Carlisle Cos. Inc.	15,345	2,046
Wabtec Corp.	31,042	1,936
Lockheed Martin Corp.	5,616	1,901
Waste Management Inc.	16,987	1,858
Alaska Air Group Inc.	31,682	1,844
Southwest Airlines Co.	38,506	1,833
Xerox Corp.	52,754	1,615
Flowserve Corp.	34,306	1,594
FLIR Systems Inc.	32,629	1,577
Xylem Inc.	20,837	1,547
Caterpillar Inc.	12,272	1,470
Pentair plc	41,147	1,433
ManpowerGroup Inc.	16,294	1,394
* JetBlue Airways Corp.	80,866	1,393
* HD Supply Holdings Inc.	32,788	1,360
ITT Inc.	23,200	1,337
* AECOM	41,150	1,313
Oshkosh Corp.	18,295	1,302
Curtiss-Wright Corp.	10,718	1,195
* Kirby Corp.	15,396	1,191
AGCO Corp.	17,145	1,141
* Genesee & Wyoming Inc. Class A	11,858	1,129
Fluor Corp.	37,185	1,031
* Stericycle Inc.	21,812	1,012
Crane Co.	13,122	1,003
Genpact Ltd.	27,678	1,001
nVent Electric plc	42,424	978
Quanta Services Inc.	27,556	958
^ Knight-Swift Transportation Holdings Inc.	33,523	927
* Clean Harbors Inc.	13,679	877
Air Lease Corp. Class A	24,039	865
Macquarie Infrastructure Corp.	20,978	836

Regal Beloit Corp.	11,427	831
* Sensata Technologies Holding plc	19,311	824
* Middleby Corp.	5,940	775
* Gardner Denver Holdings Inc.	22,729	772
Copa Holdings SA Class A	8,203	735
Trinity Industries Inc.	37,930	731
Ryder System Inc.	13,685	691
* WESCO International Inc.	12,490	585
* Colfax Corp.	23,023	578
Hubbell Inc. Class B	4,550	521
Fortive Corp.	6,491	494
Terex Corp.	17,316	464
* Conduent Inc.	50,615	451
MSC Industrial Direct Co. Inc. Class A	6,261	442
Allegion plc	4,177	405
Huntington Ingalls Industries Inc.	1,619	332
* Waters Corp.	1,442	289
* Resideo Technologies Inc.	12,521	246
National Instruments Corp.	5,356	207
IDEX Corp.	1,308	200
Littelfuse Inc.	1,137	186
Schneider National Inc. Class B	10,597	178
^ ADT Inc.	29,483	173
* Gates Industrial Corp. plc	12,235	138
Nordson Corp.	911	114
Booz Allen Hamilton Holding Corp. Class A	1,605	101
Donaldson Co. Inc.	2,132	101
		249,391
Technology (8.7%)
Cisco Systems Inc.	1,199,845	62,428
Intel Corp.	1,190,987	52,451
Oracle Corp.	576,559	29,174
QUALCOMM Inc.	320,657	21,426
Microsoft Corp.	106,322	13,150
Broadcom Inc.	43,031	10,828
International Business Machines Corp.	68,278	8,671
Analog Devices Inc.	82,166	7,939
HP Inc.	410,252	7,663
NXP Semiconductors NV	84,883	7,483
Corning Inc.	208,466	6,012
* IHS Markit Ltd.	102,448	5,879
Motorola Solutions Inc.	38,093	5,712
Hewlett Packard Enterprise Co.	370,079	5,077
* Synopsys Inc.	35,596	4,145
DXC Technology Co.	71,007	3,376
Symantec Corp.	167,575	3,139
Western Digital Corp.	76,462	2,846
Leidos Holdings Inc.	37,507	2,825
Marvell Technology Group Ltd.	106,453	2,374
Juniper Networks Inc.	89,671	2,207
* Dell Technologies Inc.	36,587	2,179
Amdocs Ltd.	36,278	2,156
* Micron Technology Inc.	64,596	2,106
* Qorvo Inc.	32,633	1,996
Teradyne Inc.	39,743	1,675
* Autodesk Inc.	9,237	1,486
* Arrow Electronics Inc.	22,487	1,409

* Take-Two Interactive Software Inc.	12,173	1,317
* Nuance Communications Inc.	74,509	1,279
* Zynga Inc. Class A	201,154	1,265
Avnet Inc.	28,546	1,166
Dolby Laboratories Inc. Class A	16,295	1,010
Jabil Inc.	39,652	975
Cognizant Technology Solutions Corp. Class A	14,981	928
Skyworks Solutions Inc.	13,280	885
* CommScope Holding Co. Inc.	49,733	803
Cypress Semiconductor Corp.	29,462	525
* EchoStar Corp. Class A	12,243	524
* Covetrus Inc.	13,411	331
LogMeIn Inc.	4,552	327
* Teradata Corp.	8,785	302
Sabre Corp.	14,443	293
* FireEye Inc.	17,021	248
SS&C Technologies Holdings Inc.	3,920	218
* Coherent Inc.	1,826	201
* Akamai Technologies Inc.	2,545	192
* NCR Corp.	5,913	181
* Aspen Technology Inc.	923	105
* Pluralsight Inc. Class A	2,735	87
* SolarWinds Corp.	1,410	25
* Elastic NV	297	24
		291,023
Utilities (10.4%)
Verizon Communications Inc.	1,094,386	59,480
AT&T Inc.	1,923,321	58,815
NextEra Energy Inc.	126,259	25,026
Duke Energy Corp.	188,527	16,140
Dominion Energy Inc.	200,702	15,089
Southern Co.	272,490	14,578
Exelon Corp.	255,203	12,270
American Electric Power Co. Inc.	130,500	11,239
Sempra Energy	72,396	9,516
Public Service Enterprise Group Inc.	133,370	7,837
Xcel Energy Inc.	134,707	7,724
Consolidated Edison Inc.	82,377	7,109
WEC Energy Group Inc.	83,577	6,732
Eversource Energy	83,887	6,194
DTE Energy Co.	47,937	6,015
PPL Corp.	190,279	5,663
American Water Works Co. Inc.	47,608	5,381
FirstEnergy Corp.	128,770	5,310
Edison International	84,104	4,993
Ameren Corp.	64,010	4,695
Entergy Corp.	47,996	4,659
CMS Energy Corp.	74,772	4,195
Evergy Inc.	69,530	4,042
CenterPoint Energy Inc.	132,243	3,761
Atmos Energy Corp.	30,215	3,076
Alliant Energy Corp.	62,012	2,943
AES Corp.	175,378	2,771
Pinnacle West Capital Corp.	29,326	2,754
NiSource Inc.	97,624	2,719
CenturyLink Inc.	252,541	2,639
NRG Energy Inc.	76,587	2,607

	Vistra Energy Corp.			103,780	2,445
	UGI Corp.			45,309	2,338
*	PG&E Corp.			135,934	2,324
	Aqua America Inc.			55,350	2,189
	OGE Energy Corp.			52,398	2,178
*	T-Mobile US Inc.			28,163	2,068
	MDU Resources Group Inc.			51,381	1,268
	Hawaiian Electric Industries Inc.			28,647	1,190
*	Sprint Corp.			171,581	1,179
	National Fuel Gas Co.			21,572	1,150
	Telephone & Data Systems Inc.			26,293	758
	Avangrid Inc.			14,685	735
*	United States Cellular Corp.			3,482	152
					345,946
Total Common Stocks (Cost $3,181,978)					3,322,920
		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
3,4 Vanguard Market Liquidity Fund		2.527%		67,463	6,748

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.423%	6/20/19	100	100
5	United States Treasury Bill	2.349%	8/15/19	300	298
					398
Total Temporary Cash Investments (Cost $7,145)					7,146
Total Investments (100.1%) (Cost $3,189,123)					3,330,066
Other Assets and Liabilities-Net (-0.1%)4,5					(1,982)
Net Assets (100%)					3,328,084

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,384,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund's benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $6,741,000 of collateral received for securities on loan.
5	Securities with a value of $398,000 and cash of $41,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
	Number of		Unrealized
	Long (Short)	Notional	Appreciation
Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

Russell 1000 Value Index Fund

E-mini S&P 500 Index	June 2019	42	5,780	(233)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

Russell 1000 Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,322,920	—	—
Temporary Cash Investments	6,748	398	—
Futures Contracts—Liabilities[1]	(114)	—	—
Total	3,329,554	398	—

1 Represents variation margin on the last day of the reporting period .